Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 128,974		$ 233,485	$ 210,279
Direct cost of revenue	39,275		54,319	80,354
Gross profit	89,699		179,166	129,925
Operating expenses:
Professional fees (includes related party amounts of $172,800 and $410,400, respectively)	384,806	544,040	2,082,079	2,269,756
Salary expenses	266,968	915,640	2,421,969	2,887,309
Research and development	605,997	1,218,296	3,978,826	1,681,899
Stock-based compensation	210,966	716,432	1,905,948	898,444
Depreciation and amortization	210,338	210,361	841,444	43,871
Impairment of intangible assets			24,350,000
Royalty expense	36,183
Other general and administrative expenses	507,324	390,572	1,922,696	1,170,029
Total operating expenses	2,222,582	3,995,341	37,502,962	8,951,308
Total operating loss	(2,132,883)	(3,995,341)	(37,323,796)	(8,821,383)
Other income (expense)
Interest and accretion expenses	(1,697,701)	(299,544)	(2,789,255)	(126,024)
Change in fair value of contingent liabilities	1,276,000	(1,830,000)	1,606,000	(1,387,000)
Gain/(loss) on debt extinguishment			338,181	(663,522)
Other income			3,000
Total other income (expense)	(421,701)	(2,129,544)	(842,074)	(2,176,546)
Net loss	$ (2,554,584)	$ (6,124,885)	$ (38,165,870)	$ (10,997,929)
Loss per share – basic and diluted	$ (0.06)	$ (0.15)	$ (0.94)	$ (0.31)
Weighted average number of shares of common stock outstanding – basic and diluted	40,757,524	40,628,188	40,727,092	36,041,613